UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):	[ ] is a restatement.
					[x] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	787 Seventh Ave, 6th Floor
		New York, NY 10019


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	Michael T. OBrien
Title:	President
Phone:	212-887-2000
Signature, Place, and Date of Signing:

	/s/  Michael T. OBrien


-----------------------------------------------
Hoboken, New Jersey
November 28, 2005



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:		1

Form 13F Information Table Value Total:		433 (thousands)


List of Other Included Managers:

No.	File Number	Name



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                                                               FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7     COLUMN 8
------------------------    ------------- ---------  ---------  ------------------  -------- -------- -----------------------
                               TITLE                    VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MNGRS     [SOLE]  [SHARED] [NONE]
-----------------------------------------------------------------------------------------------------------------------------
SNB BANCSHARES INC TEX          COM       78460M209       433     38,500   SH       SOLE               38,500


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